Other long-term liabilities	6 Months Ended
Jun. 30, 2012
Other long-term liabilities
10.	Other long-term liabilities:

	June 30, 2012	December 31, 2011
Other long-term liability	$671,360	$620,512
Accrued liabilities	—	400

Other long-term liabilities	671,360	620,912
Current portion	(38,308)	(37,649)

	$633,052	$583,263

The Company, through certain of its wholly-owned consolidated subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases in these arrangements are capital leases in the consolidated financial statements and the lessees are the owners of the vessels under construction for accounting purposes.

In certain of the arrangements, the lessors are wholly-owned subsidiaries of financial institutions that are variable interest entities and whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term and supervises the vessels’ construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes.

The terms of the leases are as follows:

(a)	Leases for five 4500 TEU vessels:

As of June 30, 2012, the carrying value of the vessels being funded under this facility is $463,058,000 (December 31, 2011—$470,770,000).

(b)	Lease for one 13100 TEU vessel:

As of June 30, 2012, the carrying value of the vessel being funded under this facility is $167,635,000 (December 31, 2011—$170,330,000).

(c)	Lease for one 13100 TEU vessel:

The term of the lease is 12 years beginning from the vessel’s delivery date. The lessor has provided $109,000,000 of financing. Lease payments include an interest component based on three month LIBOR. The outstanding balance of the lease at the end of the lease term will be zero and the lessee will have the option to purchase the vessel from the lessor for $1.

This vessel delivered during the quarter ended March 31, 2012.

As of June 30, 2012, the carrying value of the vessel being funded under this facility is $ 173,379,000 (December 31, 2011—$89,790,000).

Based	on maximum amounts funded, payments under the leases would be due to the lessors as follows:

Remainder of 2012	$30,281
2013	64,646
2014	63,397
2015	127,384
2016	293,351
Thereafter	218,013

797,072
Less amounts representing:
Interest	(125,712)

$671,360